Summary of Significant Accounting Policies (Details Narrative) (LendingClub Corp) (10K) - LendingClub Corp [Member] - USD ($) $ in Thousands	3 Months Ended							9 Months Ended				12 Months Ended
	Sep. 30, 2017		Dec. 31, 2016	Sep. 30, 2016	[1]	Jun. 30, 2016	Mar. 31, 2016	Sep. 30, 2017		Sep. 30, 2016	[1]	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Apr. 02, 2016	Apr. 01, 2016
Class of Stock [Line Items]
Non-accrual status threshold												120 days
Charge off threshold												150 days
Maximum period for loan classified as non-accrual loan												120 days
Cash maturity period												3 months
Ownership	100.00%							100.00%
Maximum exposure	$ 6,000		$ 6,000					$ 6,000				$ 6,000	$ 3,440
Goodwill impairment		[1]	$ 0	$ 1,650		$ 35,400	$ 0		[1]	$ 37,050		$ 37,050
Expected dividend yield
Loans and Finance Receivables [Member]
Class of Stock [Line Items]
Investment in own whole loans and loan interests			100.00%									100.00%
Related Party Fund [Member]
Class of Stock [Line Items]
Investment			$ 1,010									$ 1,010			$ 1,000	$ 10,000
Ownership	23.00%							23.00%							15.00%	15.00%
Related Party Fund [Member] | The Company, CEO, and Director [Member]
Class of Stock [Line Items]
Ownership						29.00%
Related Party Fund [Member] | The Company And A Director [Member]
Class of Stock [Line Items]
Ownership			27.00%									27.00%
Minimum [Member]
Class of Stock [Line Items]
Property and equipment, estimated useful life												3 years
Maximum [Member]
Class of Stock [Line Items]
Property and equipment, estimated useful life												5 years
Maximum [Member] | Investments Other Than Loans [Member]
Class of Stock [Line Items]
Allowed investment in outside loans			20.00%									20.00%

[1]	Prior period amounts have been reclassified to conform to the current period presentation. See “Notes to Condensed Consolidated Financial Statements – Note 1. Basis of Presentation” for additional information.